Cover	Jul. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2026
Entity File Number	001-41898
Entity Registrant Name	CN Healthy Food Tech Group Corp.
Entity Central Index Key	0001901203
Entity Tax Identification Number	85-4105289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Rooms 1901-1930, T3 Office Building
Entity Address, Address Line Two	Hengqin Huafa Commercial City
Entity Address, Address Line Three	No.128 Rong’ao Road
Entity Address, City or Town	Zhuhai City
Entity Address, Country	CN
Entity Address, Postal Zip Code	519000
City Area Code	86
Local Phone Number	0756-8300080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Hengqin Guangdong-Macao In-depth Cooperation Zone
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	UCFI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	UCFIW
Security Exchange Name	NASDAQ